PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for Federated Intermediate Municipal Trust. The report covers the six-month reporting period from June 1, 1998 through November 30, 1998, which is the first half of the fund's fiscal year. It begins with an investment review, which is a brief commentary on the municipal market and fund strategy from the portfolio manager. Following the investment review, you'll find the fund's portfolio of investments and its financial statements.

Federated Intermediate Municipal Trust pursues monthly income that is free from federal income tax by investing in a portfolio of intermediate-term securities issued by municipalities across the U.S.*

Over the six-month reporting period, the fund achieved a total return of 3.28% through dividends totaling $0.26 per share and a $0.09 share price increase. Assets totaled $237.2 million at the reporting period's end.**

Thank you for relying on the tax-free earning power of Federated Intermediate Municipal Trust to help you keep more of what you earn. We'll continue to keep you up to date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
January 15, 1999

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

The municipal bond market generated solid returns over the previous reporting period thanks to modest price appreciation and attractive coupon income. The Merrill Lynch Municipal Securities Index,* a good measure of the overall municipal market, provided a 8.72% annualized total return over the past six months. Two-thirds of this return was generated from coupon income with the remainder price appreciation. The increase in bond prices was primarily driven by a decline in interest rates over the reporting period. Municipal interest rates, as represented by the Bond Buyer 40 Index,** dropped from 5.22% to 5.10% over the reporting period. Thirty-year Treasury bond yields declined as well, falling from 5.78% to 5.06%. Municipal yields lagged their taxable benchmark for two reasons. First there was a tremendous increase in supply of municipal securities during the first eleven months of 1998. Second, the turmoil in international markets, particularly the problems in Asia, Russia, and Latin American economies, have contributed to a global flight to quality that has benefited Treasuries. Although municipal bonds are of very high credit quality the flight to quality demand is from foreign buyers that are exempt from U.S. taxation. As of the date of this report, municipal bonds are trading at historically high values to the Treasury market with the long AAA rated municipal bond at more than 95% of Treasury bond yields.

The strategy has been relatively consistent over the year. With credit spreads historically tight the portfolios average credit quality has been maintained at the AA rating equivalent. The fund's duration has been maintained in the neutral range relative to its benchmarks to take advantage of the favorable environment for fixed income securities over the year. Management will continue to attempt to maximize the tax-exempt income provided to shareholders, consistent with the fund's average maturity and credit quality constraints.

For the 6-month reporting period ended November 30, 1998, the fund produced a total return of 3.28%***. The 30-day current net distribution rate on November 30, 1998 was 4.79%. The fund's 30-day SEC yield as of November 30, 1998 was 3.86%.

The fund's yield reflected the attractive coupons which the fund holds relative to what is currently available in the municipal market. The funds total return performance reflects its neutral duration and average maturity positioning within the intermediate portion of the municipal yield curve.

From a macro-economic standpoint, bonds in general and municipal bonds in particular are well positioned as an asset class for the coming year. Real economic growth in the United States and throughout the world is expected to slow over the coming year combined with a stable inflation outlook. This kind of market environment bodes well for bonds in general. The municipal bond market is looking at a unique technical position going into the coming year which leads to a positive outlook for the asset class. Municipal bond yields are close to 100% of treasury bond yields on a ratio basis. When this fact is combined with the tax-exemption which municipal bonds provide, they appear very attractive on a relative basis. The supply of municipal bonds issued is also expected to decline by approximately 10 to 18 percent next year which will help to support the municipal bond markets performance relative to other fixed income alternatives.

  * The Merrill Lynch Municipal Securities Index is an unmanaged index that provides a broad-based measure of the performance of the U.S. tax-exempt bond market. Investments cannot be made in an index.

 ** The Bond Buyer's Index is comprised of 40 actively quoted and traded long-term municipal bonds.

*** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS

                     Federated Intermediate Municipal Trust
                         November 30, 1998 (unaudited)


                                                        Principal                                        Credit
                                                         Amount                                          Rating*     Value

                   (a)Long-Term Municipals--98.7%

Alabama--1.5%

$1,500,000         Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS), 8/15/2001                              AAA    $  1,601,640
 2,000,000         Mobile, AL IDB, PCR Refunding Bonds (Series 1998B), 4.75%
                   (International Paper Co.), 4/1/2010                                                    BBB+       1,990,700
                     Total                                                                                           3,592,340
Alaska--4.2%

 7,000,000         Alaska State Housing Finance Corp., General Mortgage Revenue Bonds

                   (Series A), 5.65% (MBIA INS), 12/1/2012                                                 AAA       7,385,840
 2,500,000         Alaska State Housing Finance Corp., Mortgage Revenue Bonds (Series 1997 A-1),
                   5.50% (Original Issue Yield: 5.531%), 12/1/2017                                         AAA       2,594,075
                     Total                                                                                           9,979,915
Arizona--2.1%

 1,090,000         Show Low, AZ Industrial Development Authority, Hospital Revenue Bonds,
                   Series 1998A, 5.25% (Navapache Regional Medical Center)/(American Capital

                   Access INS)/(Original Issue Yield: 5.30%), 12/1/2010                                     A        1,139,137
 1,170,000         Show Low, AZ Industrial Development Authority, Hospital Revenue Bonds,
                   Series 1998A, 5.30% (Navapache Regional Medical Center)/(American Capital

                   Access INS)/(Original Issue Yield: 5.35%), 12/1/2011                                     A        1,218,941
 1,180,000         Show Low, AZ Industrial Development Authority, Hospital Revenue Bonds,
                   Series 1998A, 5.375% (Navapache Regional Medical Center)/(American Capital

                   Access INS)/(Original Issue Yield: 5.40%), 12/1/2012                                     A        1,239,024
 1,240,000         Show Low, AZ Industrial Development Authority, Hospital Revenue Bonds,
                   Series 1998A, 5.375% (Navapache Regional Medical Center)/(American Capital

                   Access INS)/(Original Issue Yield: 5.45%), 12/1/2013                                     A        1,293,394
                     Total                                                                                           4,890,496
California--3.7%

 5,000,000         California State, Refunding GO Bonds, 4.50% (Original Issue Yield:
                   4.64%), 10/1/2018                                                                       A+        4,787,550
 1,875,000         Los Angeles, CA Department of Water & Power, Electric Plant Revenue Bonds,
                   2nd Issue, 9.00%, 6/1/2001                                                              A+        2,115,356
 1,770,000         Sierra View Local Health Care District, CA, Refunding Revenue Bonds (Series
                   1998), 5.00% (American Capital Access INS)/(Original Issue Yield:

                   5.10%), 7/1/2011                                                                         A        1,797,577
                     Total                                                                                           8,700,483

Colorado--0.9%

 1,000,000         Colorado HFA, Single Family Mortgage Revenue Bonds (Series 1997C-3),

                   6.75%, 5/1/2017                                                                         Aa2       1,124,980
 1,000,000         Highlands Ranch Metropolitan District No. 3, CO, UT GO Refunding Bonds,
                   Series B, 5.125% (American Capital Access INS)/(Original Issue Yield:

                   5.235%), 12/1/2012                                                                       A        1,015,690
                     Total                                                                                           2,140,670

Florida--3.8%

 2,530,000         Broward County, FL HFA, (CR-5), 3.20% TOBs (GNMA COL)/(Citibank NA,
                   New York LIQ), Optional Tender 5/1/1999                                                 AAA       2,530,000
 2,000,000         Florida State Board of Education Administration, UT GO Capital Outlay Bonds
                   (Series C), 6.25% (Florida State), 6/1/2001                                             AA+       2,125,380
 3,000,000         Florida State Board of Education Administration, UT GO Capital Outlay Bonds,
                   6.00% (Florida State), 6/1/2001                                                         AA+       3,171,000
 1,000,000         Lee County, FL HFA, Single Family Mortgage Revenue Bonds (Series 1998A-2),
                   6.30% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029                         Aaa       1,121,550
                     Total                                                                                           8,947,930
Georgia--3.6%

 2,000,000         Georgia Municipal Electric Authority, Revenue Bonds (Series U),

                   6.50%, 1/1/2000                                                                          A        2,067,340
 1,000,000         Georgia Municipal Electric Authority, Revenue Bonds (Series U),
                   6.60%, 1/1/2001                                                                          A        1,059,010
 5,000,000         Georgia State, UT GO Bonds (Series A), 7.70%, 2/1/2001                                  AAA       5,424,650
                     Total                                                                                           8,551,000

Hawaii--4.1%

 5,000,000         Hawaii State, UT GO Bonds (Series BT), 8.00%, 2/1/2001                                  A+        5,438,950
 1,000,000         Hawaii State, UT GO Bonds (Series BU), 5.85% (Original Issue
                   Yield: 5.95%), 11/1/2001                                                                A+        1,058,520
 3,000,000         Honolulu, HI City & County, UT GO Bonds (Series A), 6.30% (Original Issue
                   Yield: 6.40%), 8/1/2001                                                                 AA        3,202,080
                     Total                                                                                           9,699,550

Idaho--2.3%

 1,600,000         Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial
                   Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.

                   Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                             A        1,600,000
 2,000,000         Idaho Health Facilities Authority, Improvement & Refunding Revenue Bonds,
                   5.25% (Bannock Regional Medical Center), 5/1/2014                                      BBB+       2,036,360
 1,100,000         Idaho Housing Agency, SFM Revenue Bonds, Series D-2 Mezzanine Bonds,
                   5.50%, 7/1/2018                                                                         Aa2       1,124,695
   775,000         Idaho Housing Agency, SFM Revenue Bonds, Series D-2 Subordinate Bonds,
                   5.25%, 7/1/2011                                                                         A1          794,623
                     Total                                                                                           5,555,678

Illinois--6.3%

$3,000,000         Du Page, IL Water Commission, UT GO Bonds, 6.05%, 3/1/2002                              AAA    $  3,206,970
 2,290,000         Illinois Health Facilities Authority, Revenue Bonds (Series 1998), 5.50%
                   (Centegra Health System), 9/1/2009                                                       A        2,438,094
 3,800,000         Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A),
                   5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011           AA        4,107,610
 3,000,000         Illinois Municipal Electric Agency, Power Supply System Revenue Bonds
                   (Series A), 6.20% (AMBAC INS), 2/1/2001                                                 AAA       3,161,700
 2,000,000         University of Illinois, Auxiliary Facilities Revenue Bonds, 6.40% (Original
                   Issue Yield: 6.45%), 4/1/2001                                                           AA        2,121,280
                     Total                                                                                          15,035,654

Indiana--2.8%

 1,400,000         Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds,

                   5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.45%), 2/15/2018             A        1,401,652
 4,800,000         Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A),

                   5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010          AA        5,162,592
                     Total                                                                                           6,564,244
Iowa--0.9%

 2,000,000         Iowa Finance Authority, Hospital Facilities Revenue Bonds (Series 1998A),

                   5.125% (Iowa Health System)/(MBIA INS)/(Original Issue Yield: 5.15%), 7/1/2013          AAA       2,059,860
Kansas--1.4%
 2,000,000         Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue Bonds
                   (Series 1997A-2), 5.50% (GNMA Collateralized Home Mortgage Program

                   COL), 6/1/2029                                                                          Aaa       2,280,360
   985,000         Sedgwick County, KS, Single Family Mortgage Revenue Bonds (Series 1997A-2),
                   6.50% (GNMA Collateralized Home Mortgage Program COL), 12/1/2016                        Aaa       1,082,239
                     Total                                                                                           3,362,599
Louisiana--0.9%

 2,100,000         Louisiana HFA, Single Family Mortgage Revenue Bonds (Series 1998A), 5.65%
                   (GNMA Collateralized Home Mortgage Program COL), 12/1/2029                              Aaa       2,151,891
Maine--1.3%
 3,000,000         Maine Municipal Bond Bank, Revenue Bonds (Series 1997D), 5.35%
                   (AMBAC INS), 11/1/2017                                                                  AAA       3,144,570
Michigan--10.6%
 1,785,000         Kent County, MI, Airport Revenue Bonds (Series 1998), 4.90% (Kent County
                   International Airport)/(MBIA INS)/(Original Issue Yield: 4.93%), 1/1/2014               AAA       1,784,732
 2,000,000         Michigan State Building Authority, Revenue Bonds (Series II), 6.25%
                   (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000                                    AAA       2,098,320
 1,825,000         Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds
                   (Series 1998A), 5.30% (Hackley Hospital Obligated Group), 5/1/2013                      A3        1,861,756
 4,000,000         Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series
                   1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%),

                   6/1/2013                                                                                A1        4,085,600
 2,500,000         Michigan State Hospital Finance Authority, Revenue Bonds (Series 1998A), 5.25%
                   (Detroit Medical Center Obligated Group)/(Original Issue Yield: 5.375%),

                   8/15/2023                                                                                A        2,443,950

 3,705,000         Michigan State Housing Development Authority, (Series B) Rental Housing

                   Revenue Bonds, 5.65% (MBIA INS), 10/1/2007                                              AAA       3,996,213
 3,605,000         Michigan State Housing Development Authority, (Series B) Rental Housing
                   Revenue Bonds, 5.65% (MBIA INS), 4/1/2007                                               AAA       3,887,704
 2,000,000         Petoskey, MI Hospital Finance Authority, Limited Obligation Revenue & Refunding
                   Bonds, 5.00% (Northern Michigan Hospital Obligated Group)/(MBIA INS)/(Original

                   Issue Yield: 5.22%), 11/15/2018                                                         AAA       1,993,700
 1,000,000         Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds, 7.40%
                   (William Beaumont Hospital, MI), 1/1/2000                                               Aaa       1,056,660
 2,000,000         Wayne County, MI, Airport Revenue Bonds (Series 1998A), 5.00% (Detroit
                   Metropolitan Wayne County Airport)/(MBIA INS)/(Original Issue

                   Yield: 5.29%), 12/1/2019                                                                AAA       1,985,860
                     Total                                                                                          25,194,495

Missouri--5.8%

 5,000,000         Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.00%
                   (BJC Health System, MO)/(Original Issue Yield: 6.05%), 5/15/2005                        AA        5,565,600
 5,000,000         Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.10%
                   (BJC Health System, MO)/(Original Issue Yield: 6.15%), 5/15/2006                        AA        5,603,250
 1,000,000         Missouri State HEFA, Health Facilities Revenue Bonds, Series 1998, 5.10% (Lake
                   of the Ozarks General Hospital, Inc.)/(Original Issue Yield: 5.28%), 2/15/2018          AA        1,003,740
 1,500,000         Missouri State Housing Development Commission, Single Family Mortgage Loan
                   Revenue Bonds (Series 1998B), 5.20%, 9/1/2012                                           AAA       1,529,745
                     Total                                                                                          13,702,335
Nevada--1.3%

 1,000,000         Clark County, NV School District, LT GO Bonds (Series A), 9.75% (MBIA
                   INS), 6/1/2000                                                                          AAA       1,089,910
 2,000,000         Reno, NV, Hospital Revenue Bonds (Series 1998A), 5.00% (St. Mary's Regional
                   Medical Center)/(MBIA INS)/(Original Issue Yield: 5.24%), 5/15/2018                     AAA       1,998,720
                     Total                                                                                           3,088,630
New Hampshire--2.8%

 2,805,000         New Hampshire Higher Educational & Health Facilities Authority, Revenue
                   Bonds (Series 1998), 5.125% (Franklin Pierce College)/(American Capital Access
                   INS)/(Original Issue Yield: 5.25%), 10/1/2013                                            A        2,852,601
 1,000,000         New Hampshire Higher Educational & Health Facilities Authority, Revenue
                   Bonds (Series 1998), 5.25% (Franklin Pierce College)/(American Capital Access

                   INS)/(Original Issue Yield: 5.42%), 10/1/2018                                            A          985,990
 2,555,000         New Hampshire State, UT GO Bonds (Series A), 6.40%, 6/15/2001                           AA+       2,726,517
                     Total                                                                                           6,565,108

New York--4.7%

 3,000,000         New York City, NY, UT GO Bonds (Series C), 5.00% (Original Issue
                   Yield: 5.26%), 8/15/2022                                                                 A        2,940,570
 2,500,000         New York State Environmental Facilities Corp., State Water Pollution Control
                   Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004                    AA        2,763,300
 4,000,000         New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds
                   (Series B), 5.625% (FGIC INS)/(Original Issue Yield: 5.75%), 4/1/2005                   AAA       4,347,560
 1,000,000         Triborough Bridge & Tunnel Authority, NY, Revenue Bonds (Series S), 6.625%
                   (Original Issue Yield: 6.70%), 1/1/2001                                                 A+        1,060,130
                     Total                                                                                          11,111,560
North Carolina--3.4%

 1,275,000         Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds,

                   5.90% (Original Issue Yield: 5.95%), 1/1/2002                                           AA        1,356,243
 2,080,000         Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds,
                   5.90% (Original Issue Yield: 5.95%), 1/1/2002                                           AA        2,212,912
 2,000,000         North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue
                   Refunding Bonds, 6.00% (Original Issue Yield: 6.05%), 1/1/2004                           A        2,158,500
 2,000,000         North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue
                   Refunding Bonds, 7.25%, 1/1/2007                                                         A        2,358,120
                     Total                                                                                           8,085,775
North Dakota--0.5%

 1,100,000         Grand Forks, ND, Health Care System Revenue Bonds (Series 1997), 5.40% (Altru
                   Health System Obligated Group)/(MBIA INS)/(Original Issue Yield: 5.50%),

                   8/15/2011                                                                              AAA        1,178,001
Ohio--2.1%
 3,195,000         Lucas County, OH, Hospital Revenue Refunding Bonds (Series 1996), 5.50%
                   (ProMedica Healthcare Obligated Group)/(MBIA INS)/(Original Issue

                   Yield: 5.75%), 11/15/2008                                                               AAA       3,497,694
 1,400,000         Montgomery County, OH Health Facilities Authority, Revenue Bonds (Series A),
                   6.20% (Sisters of Charity Health Care System)/(MBIA INS)/(Original Issue

                   Yield: 6.30%), 5/15/2001                                                                AAA       1,482,922
                     Total                                                                                           4,980,616

Pennsylvania--4.9%

 1,320,000         New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.05%
                   (Westminister College)/(Original Issue Yield: 5.075%), 3/1/2012                        Baa1       1,321,835
 1,000,000         New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30%
                   (Westminister College)/(Original Issue Yield: 5.40%), 3/1/2018                         Baa1       1,004,630
 1,500,000         Pennsylvania Infrastructure Investment Authority, Revenue Bonds, 6.15%
                   (Pennvest), 9/1/2001                                                                    AA+       1,593,990
 2,000,000         Philadelphia Authority for Industrial Development, Airport Revenue Bonds,
                   (Series 1998A), 5.00% (Philadelphia Airport System)/(FGIC INS)/(Original

                   Issue Yield: 5.25%), 7/1/2015                                                           AAA       2,009,520
 5,000,000         Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health
                   System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/

                   (Original Issue Yield: 5.40%), 5/15/2012                                                AA        5,093,850
   700,000         Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital
                   Revenue Bonds (Series A of 1996) Daily VRDNs (Children's Hospital of

                   Philadelphia)/(Morgan Guaranty Trust Co., New York LIQ)                                 AA          700,000
                     Total                                                                                          11,723,825
South Carolina--1.9%

 4,270,000         Columbia, SC Waterworks & Sewer System, Revenue Bonds, 6.40% (Original
                   Issue Yield: 6.45%), 2/1/2001                                                           AA        4,520,307
Texas--14.5%
 1,000,000         Bell County, TX HFDC, Retirement Facility Revenue Bonds (Series 1998A), 5.00%
                   (Buckner Retirement Services, Inc. Obligated Group Project)/(Original Issue

                   Yield: 5.10%), 11/15/2010                                                                A        1,012,560
 1,690,000         Bell County, TX HFDC, Retirement Facility Revenue Bonds (Series 1998A), 5.00%
                   (Buckner Retirement Services, Inc. Obligated Group Project)/(Original Issue

                   Yield: 5.15%), 11/15/2011                                                                A        1,699,042
 4,000,000         Garland, TX, LT GO Bonds, 5.80% (Original Issue Yield: 5.90%), 8/15/2001                AA        4,225,440
 2,850,000         Harrison County, TX Health Facilities Development Corp., Hospital Revenue Bonds
                   (Series 1998), 5.50% (Marshall Regional Medical Center)/(American Capital

                   Access INS)/(Original Issue Yield: 5.52%), 1/1/2018                                      A        2,891,211
 4,500,000         Houston, TX Independent School District, LT GO Bonds, 8.375% (PSFG
                   GTD), 8/15/2000                                                                         AAA       4,858,245
 1,475,000         San Antonio, TX, UT GO General Improvement Bonds, 8.625%, 8/1/2000                      AA        1,596,983
 6,370,000         Socorro, TX Independent School District, UT GO Refunding Bonds (Series A),
                   6.25% (PSFG GTD)/(Original Issue Yield: 6.30%), 8/15/2001                               Aaa       6,783,668
 3,760,000         Texas State Department of Housing & Community Affairs, Single Family Mortgage
                   Revenue Bonds (Series B), 5.45% (MBIA INS), 3/1/2019                                    AAA       3,911,152
 1,000,000         Texas State, Trust Receipts (Series A55) Daily VRDNs (National Westminster
                   Bank, PLC, London LIQ)                                                                 A-1+       1,000,000
 6,000,000         Texas Water Development Board, State Revolving Fund Sr. Lien Revenue Bonds,
                   5.80% (Original Issue Yield: 5.90%), 7/15/2002                                          AAA       6,418,260
                     Total                                                                                          34,396,561
Washington--6.4%

 1,020,000         Seattle, WA, LT GO Refunding Bonds, 6.00% (Original Issue Yield: 6.10%),
                   3/1/2002                                                                                AA+       1,089,115
 1,500,000         Tacoma, WA Sewer Authority, Revenue Refunding Bonds (Series B), 5.70%
                   (FGIC INS)/(Original Issue Yield: 5.85%), 12/1/2005                                     AAA       1,647,135
 4,500,000         Washington Health Care Facilities Authority, Revenue Bonds (Series 1996),
                   5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue

                   Yield: 5.63%), 12/1/2010                                                                AAA       4,805,010
 2,335,000         Washington Health Care Facilities Authority, Revenue Bonds, 5.25% (Highline
                   Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.30%),

                   8/15/2017                                                                               AA        2,374,672
 5,000,000         Washington State Public Power Supply System, (Nuclear Project No. 3)
                   Refunding & Revenue Bonds (Series B), 5.70% (Original Issue

                   Yield: 5.793%), 7/1/2010                                                                AA        5,303,250
                     Total                                                                                          15,219,182
                     Total Investments (identified cost $222,431,675)(b)                                          $234,143,275

(a) At November 30, 1998, 7.1% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $222,431,675. The net unrealized appreciation of investments on a federal tax basis amounts to $11,711,600 which is comprised of $11,851,731 appreciation and $140,131 depreciation at November 30, 1998.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($237,152,596) at November 30, 1998.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
AMT  --Alternative Minimum Tax
COL  --Collateralized
FGIC --Financial Guaranty Insurance Company
GNMA --Government National Mortgage Association
GO   --General Obligation
GTD  --Guaranty
HEFA --Health and Education Facilities Authority
HFA  --Housing Finance Authority
HFDC --Health Facility Development Corporation
IDB  --Industrial Development Bond
INS  --Insured
LIQ  --Liquidity Agreement
LOC  --Letter of Credit
LT   --Limited Tax
MBIA --Municipal Bond Investors Assurance
PCA  --Pollution Control Authority
PCR  --Pollution Control Revenue
PLC  --Public Limited Company
PSFG --Permanent School Fund Guarantee
SFM  --Single Family Mortgage
TOBs --Tender Option Bonds
UT   --Unlimited Tax
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                     Federated Intermediate Municipal Trust
                         November 30, 1998 (unaudited)


Assets:
Total investments in securities, at value (identified and tax cost $222,431,675)                     $234,143,275
Cash                                                                                                        8,590
Income receivable                                                                                       3,969,949
  Total assets                                                                                        238,121,814
Liabilities:
Payable for shares redeemed                                                         $      4,192
Income distribution payable                                                              940,126
Accrued expenses                                                                          24,900
  Total liabilities                                                                                       969,218
Net Assets for 22,006,833 shares outstanding                                                         $237,152,596

Net Assets Consist of:

Paid in capital                                                                                      $227,961,524
Net unrealized appreciation of investments                                                             11,711,600
Accumulated net realized loss on investments                                                           (2,520,528)
  Total Net Assets                                                                                   $237,152,596
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$237,152,596 / 22,006,833 shares outstanding                                                               $10.78

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                     Federated Intermediate Municipal Trust
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:
Interest                                                                                $6,176,157

Expenses:

Investment advisory fee                                                   $  461,264
Administrative personnel and services fee                                     86,948
Custodian fees                                                                 9,044
Transfer and dividend disbursing agent fees and expenses                      24,416
Directors'/Trustees' fees                                                      5,130
Auditing fees                                                                  7,505
Legal fees                                                                     1,491
Portfolio accounting fees                                                     33,668
Shareholder services fee                                                     288,290
Share registration costs                                                      11,559
Printing and postage                                                          10,217
Insurance premiums                                                             1,829
Miscellaneous                                                                  2,539
  Total expenses                                                             943,900
Waivers--

  Waiver of investment advisory fee                         $  (68,653)
  Waiver of shareholder services fee                          (219,101)
    Total waivers                                                           (287,754)
      Net expenses                                                                         656,146
        Net investment income                                                            5,520,011
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                           915,024
Net change in unrealized appreciation of investments                                     1,033,374
  Net realized and unrealized gain on investments                                        1,948,398
    Change in net assets resulting from operations                                      $7,468,409


(See Notes which are an integral part of the Financial Statements)

                       STATEMENT OF CHANGES IN NET ASSETS

                     Federated Intermediate Municipal Trust


                                                                                 Six Months
                                                                                   Ended

                                                                                (unaudited)        Year Ended
                                                                             November 30, 1998    May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                             $  5,520,011   $  10,907,474
Net realized gain (loss) on investments ($915,024 net gain and $2,288,603
net gain, respectively, as computed for federal tax purposes)                          915,024       2,288,603
Net change in unrealized appreciation                                                1,033,374       1,866,127
  Change in net assets resulting from operations                                     7,468,409      15,062,204
Distributions to Shareholders--
Distributions from net investment income                                            (5,520,011)    (10,907,474)
Share Transactions--

Proceeds from sale of shares                                                        69,678,949     142,380,191
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               1,373,285       2,674,464
Cost of shares redeemed                                                            (60,430,229)   (157,132,987)
  Change in net assets resulting from share transactions                            10,622,005     (12,078,332)
    Change in net assets                                                            12,570,403      (7,923,602)
Net Assets:

Beginning of period                                                                224,582,193     232,505,795
End of period                                                                     $237,152,596   $ 224,582,193

(See Notes which are an integral part of the Financial Statements)

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                     Six Months
                                                        Ended

                                                     (unaudited)

                                                    November 30,               Year Ended May 31,
                                                        1998         1998       1997       1996       1995       1994
Net asset value, beginning of period                    $  10.69   $  10.50   $  10.41   $  10.55   $  10.52   $  10.74
Income from investment operations
  Net investment income                                     0.26       0.53       0.53       0.53       0.54       0.52
  Net realized and unrealized gain (loss)
  on investments                                            0.09       0.19       0.09      (0.14)      0.03      (0.22)
  Total from investment operations                          0.35       0.72       0.62       0.39       0.57       0.30
Less distributions

  Distributions from net investment income                 (0.26)     (0.53)     (0.53)     (0.53)     (0.54)     (0.52)
Net asset value, end of period                          $  10.78   $  10.69   $  10.50   $  10.41   $  10.55   $  10.52
Total return (a)                                            3.28%      6.98%      6.11%      3.78%      5.67%      2.79%
Ratios to average net assets
  Expenses                                                  0.57%*     0.57%      0.57%      0.57%      0.59%      0.61%
  Net investment income                                     4.79%*     4.97%      5.09%      5.05%      5.23%      4.82%
  Expense waiver/reimbursement (b)                          0.25%*     0.25%      0.26%      0.24%      0.00%      0.01%
Supplemental data

  Net assets, end of period (000 omitted)               $237,153   $224,582   $232,506   $218,398   $229,285   $302,663
  Portfolio turnover                                           6%        35%        33%        19%        11%         7%

  * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         NOTES TO FINANCIAL STATEMENTS

                     Federated Intermediate Municipal Trust
                         November 30, 1998 (unaudited)

Organization

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of one portfolio. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $3,602,846, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year  Expiration Amount
   2004             $3,602,846

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                                       Six Months Ended    Year Ended
                                                                      November 30, 1998   May 31, 1998

Shares sold                                                                   6,492,015     13,361,560
Shares issued to shareholders in payment of distributions declared              127,748        250,950
Shares redeemed                                                              (5,627,633)   (14,750,789)
  Net change resulting from share transactions                                  992,130     (1,138,279)

Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended November 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $75,685,000 and $74,685,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1998, were as follows:

Purchases                                                  $29,886,347
Sales                                                      $13,784,830

                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley

                              John T. Conroy, Jr.
                              William J. Copeland
                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.

                                Glen R. Johnson
                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                            Executive Vice President

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[LOGO] FEDERATED INVESTORS

Federated
Intermediate
Municipal Trust

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Semi-Annual Report
to Shareholders
November 30, 1998

Cusip 458810108
8010413 (1/99)

 [LOGO]
RECYCLED

 PAPER